Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Leases [Abstract]
Leases

Note 10. Leases

The Company leases certain office space, land, buildings and equipment. The Company’s lease agreements for equipment are immaterial in amount, both individually and collectively. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants, and none of the Company’s lease agreements include options to purchase the leased property. The Company does not have any significant leases that have not yet commenced that create significant rights and obligations for the Company. The Company elected the practical expedient under ASC 842 to not separate lease and non-lease components. A description of the Company’s operating and financing leases is set forth herein under Note 14. Commitments and Contingencies – Operating Leases and – Financing Leases.

Most of the Company’s lease agreements have fixed rental payments. Certain of the Company’s lease agreements include fixed rental payments that are adjusted periodically based on rate or are based in part on a percentage of sales. Payments based on a percentage of sales is not considered in the determination of lease payments for purposes of measuring the related lease liability.

Most of the Company’s real estate leases include one or more options to renew, with renewal terms that can extend the lease term from three to five years or more. The exercise of lease renewal options is at the Company’s sole discretion. If the Company is reasonably certain that it will exercise such options, the periods covered by such options are included in the lease term and are recognized as part of the Company’s right-of-use assets and liabilities.

The Company determines discount rates based on the rates of its outstanding debt.

The following table sets forth information about the Company’s operating and financing lease assets and liabilities included in its condensed consolidated balance sheet as of June 30, 2021:

	Classification on the Condensed Consolidated Balance Sheet 30-Jun-21
Assets
Operating lease right-of-use assets	Right-of-use assets	$36,683,487
Financing lease right-of-use assets	Right-of-use assets	9,312,729
Total right of use assets		$45,996,216

Liabilities
Current liabilities:
Operating lease liability	Current operating lease liabilities	$1,487,694
Financing lease liability	Current portion of other long-term liabilities	250,103
Non-current liabilities:
Operating lease liabilities, net of current portion	Operating lease liabilities	36,570,249
Financing lease liabilities, net of current portion	Other long-term liabilities	10,643,274
Total lease liabilities		$48,951,320

The following table sets forth the components of lease costs related to the Company’s leases for the three- and six-month periods ended June 30, 2021, respectively:

	Three Months Ended	Six Months Ended
	June 30, 2021	June 30, 2021
Operating Lease costs	$1,526,523	$3,053,045

Financing lease costs:
Amortization of right-of-use assets	$142,727	$374,928
Interest on lease liabilities	174,779	349,558
Total financing lease costs	$317,506	$724,486

The following table shows certain information related to the weighted-average remaining lease terms and the weighted-average discount rates for our operating and financing leases:

	Weighted Average Remaining Lease Term	Weighted Average Discount Rate
	(in years)	(annual)
Operating Leases	9.87	7.86%
Financing Leases	17.43	8.00%

The following table sets forth the maturity of our operating and financing leases liabilities as of June 30, 2021:

	Operating Leases	Financing Leases
Year Ended December 31,
2021 (remaining six months)	$1,439,844	$454,244
2022	2,896,808	924,385
2023	3,072,635	940,562
2024	3,065,952	957,022
2025	2,979,704	973,770
Thereafter	53,207,060	13,912,268
Total lease payments	66,662,003	18,162,251
Less: imputed interest	(28,604,060)	(7,268,874)
Total	$38,057,943	$10,893,377

Note 12. Leases

The Company leases certain office space, land, buildings and equipment. The Company’s lease agreements for equipment are immaterial in amount, both individually and collectively. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants, and none of the Company’s lease agreements include options to purchase the leased property. The Company does not have any significant leases that have not yet commenced that create significant rights and obligations for the Company. The Company elected the practical expedient under ASC 842 to not separate lease and non-lease components.

Most of the Company’s lease agreements have fixed rental payments. Certain of the Company’s lease agreements include fixed rental payments that are adjusted periodically based on rate or are based in part on a percentage of sales. Payments based on a percentage of sales is not considered in the determination of lease payments for purposes of measuring the related lease liability. Most of the Company’s real estate leases include one or more options to renew, with renewal terms that can extend the lease term from three to five years or more. The exercise of lease renewal options is at the Company’s sole discretion. If the Company is reasonably certain that it will exercise such options, the periods covered by such options are included in the lease term and are recognized as part of the Company’s right-of-use assets and liabilities. The Company determines discount rates based on the rates of its outstanding debt.

The following table sets forth information about the Company’s operating and financing lease assets and liabilities included in its condensed consolidated balance sheet as of December 31, 2020:

		December 31,
		2020	2019
Assets
Operating lease right-of-use assets	Right-of-use assets	$39,736,532	$45,420,680
Financing lease right-of-use assets	Right-of-use assets	9,598,183	10,175,399
Total right of use assets		$49,334,715	$55,596,079

Liabilities
Current liabilities:
Operating lease liability	Current operating lease liabilities	1,500,698	580,646
Financing lease liability	Current financing lease liabilities	234,750	202,944
Non-current liabilities:
Operating lease liabilities, net of current portion	Operating lease liabilities	39,794,855	44,857,127
Financing lease liabilities, net of current portion	Financing lease liabilities	10,771,579	11,007,202

Total lease liabilities		$52,301,882	$56,647,919

The following table sets forth the supplemental cash flow information related to the Company’s leases for the year ended December 31, 2020:

Year Ended December 31, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Financing cash flows from operating leases	$4,142,220

Financing cash flows from financing leases	203,817

The following table sets forth the components of lease costs related to the Company’s leases for the year ended December 31, 2020:

Year Ended December 31, 2020
Operating lease costs	$5,684,148

Financing lease costs:
Amortization of right-of-use assets	$577,216
Interest on lease liabilities	706,226
Total financing lease costs	$1,283,442

The following table shows certain information related to the weighted-average remaining lease terms and the weighted-average discount rates for our operating and financing leases:

	Weighted Average Remaining Lease Term	Weighted Average Discount Rate
	(in years)	(annual)

Operating leases	10.63	7.83%
Financing leases	18.68	8.00%

The following table sets forth the maturity of our operating and financing leases liabilities as of December 31, 2020:

	Operating	Financing
	Leases	Leases
Year Ended December 31,
2021	$3,986,799	$908,487
2022	4,218,585	924,385
2023	4,110,365	940,562
2024	3,986,342	957,022
2025	3,862,319	973,770
Thereafter	59,315,797	13,912,268
Total lease payments	79,480,207	18,616,493
Less: imputed interest	(38,184,654)	(7,610,164)
Total	$41,295,553	$11,006,329